Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Components of Intangible Assets Subject to Amortization
The components of intangible assets subject to amortization at December 31, 2021 and 2020 were as follows:

	December 31, 2021		December 31, 2020
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
	(Millions of yen)
Software	399,331	300,905	379,504	279,372
Customer relationships	158,513	59,465	155,648	46,613
Patents and developed technology	133,923	70,795	124,315	59,328
Trademarks	45,726	21,350	44,914	17,800
License fees	16,881	10,098	13,651	6,065
Other	18,765	10,521	17,163	9,235

	773,139	473,134	735,195	418,413

Changes in Carrying Amount of Goodwill by Segment
The changes in the carrying amount of goodwill by segment for the years ended December 31, 2021 and 2020 were as follows:

	Year ended December 31, 2021
	Printing	Imaging	Medical	Industrial and Others	Total
	(Millions of yen)
Goodwill – gross	142,185	289,999	506,513	9,283	947,980
Accumulated impairment losses	(32,416)	—	—	—	(32,416)

Balance at beginning of year	109,769	289,999	506,513	9,283	915,564
Goodwill acquired during the year	—	—	28,826	—	28,826
Translation adjustments and other	2,931	3,750	1,844	935	9,460

Goodwill – gross	146,025	293,749	537,183	10,218	987,175
Accumulated impairment losses	(33,325)	—	—	—	(33,325)

Balance at end of year	112,700	293,749	537,183	10,218	953,850

	Year ended December 31, 2020
	Printing	Imaging	Medical	Industrial and Others	Total
	(Millions of yen)
Goodwill – gross	139,036	272,241	508,907	9,767	929,951
Accumulated impairment losses	(31,290)	—	—	—	(31,290)

Balance at beginning of year	107,746	272,241	508,907	9,767	898,661
Goodwill acquired during the year	—	—	—	—	—
Translation adjustments and other	2,023	17,758	(2,394)	(484)	16,903

Goodwill – gross	142,185	289,999	506,513	9,283	947,980
Accumulated impairment losses	(32,416)	—	—	—	(32,416)

Balance at end of year	109,769	289,999	506,513	9,283	915,564

*
Based on the realignment of Canon’s internal reporting and management structure, from the beginning of 2021, Canon has changed the name and structure of segments to Printing Business Unit, Imaging Business Unit, Medical Business Unit, and Industrial and Others Business Unit. Changes in the carrying amounts of goodwill by segment for the fiscal year ended December 31, 2020 also have been reclassified.